Stock Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
Stock Based Compensation
We are authorized to issue up to 9.7 million shares of the General Partner's common stock under our stock-based employee and non-employee compensation plans.
Restricted Stock Units
Under our 2005 Long-Term Incentive Plan and our 2005 Non-Employee Directors Compensation Plan (collectively, the "Compensation Plans") approved by the General Partner's shareholders in April 2005, RSUs may be granted to non-employee directors, executive officers and selected management employees. A RSU is economically equivalent to a share of the General Partner's common stock.
RSUs granted to employees generally vest 20% per year over five years, have contractual lives of five years and are payable in shares of our common stock with a new share of such common stock issued upon each RSU's vesting. RSUs granted to existing non-employee directors vest 100% over one year, and have contractual lives of one year.
To the extent that a recipient of a RSU grant is not determined to be retirement eligible, as defined by the Compensation Plans, we recognize expense on a straight-line basis over the vesting period. Expense is recognized immediately at the date of grant to the extent a recipient is retirement eligible and expense is accelerated to the extent that a participant will become retirement eligible prior to the end of the contractual life of granted RSUs.
The following table summarizes transactions for our RSUs, excluding dividend equivalents, for 2013:

Restricted Stock Units	Number of RSUs	Weighted Average Grant Date Fair Value
RSUs at December 31, 2012	2,680,765	$12.26
Granted	834,435	$16.32
Vested	(974,476)	$12.00
Forfeited	(196,043)	$13.47
RSUs at December 31, 2013	2,344,681	$13.71

Compensation cost recognized for RSUs totaled $13.3 million, $11.5 million and $11.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.
As of December 31, 2013, there was $12.7 million of total unrecognized compensation expense related to nonvested RSUs granted under the Plan, which is expected to be recognized over a weighted average period of 2.9 years.